Impairment Charges and Reversals - Crude Oil and Forward Crack Spreads (Details)	Dec. 31, 2022 $ / bbl	Dec. 31, 2021 $ / bbl	Sep. 30, 2020 $ / barrel
West Texas Intermediate | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	80.33
West Texas Intermediate | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	78.50
West Texas Intermediate | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	76.95
West Texas Intermediate | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	77.61
West Texas Intermediate | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	79.16
West Texas Intermediate | Not later than two years | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows		68.78	36.36
West Texas Intermediate | Not later than two years | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows		72.83	50.84
West Texas Intermediate | Later than two years and not later than four years | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows		66.76	49.66
West Texas Intermediate | Later than two years and not later than four years | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows		69.45	58.74
WTI-WTS | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(0.56)
WTI-WTS | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(0.56)
WTI-WTS | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(0.56)
WTI-WTS | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(0.56)
WTI-WTS | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(0.56)
WTI-WTS | Not later than two years | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows		0	0.37
WTI-WTS | Not later than two years | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows		0.01	1.73
WTI-WTS | Later than two years and not later than four years | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows		(0.06)	1.21
WTI-WTS | Later than two years and not later than four years | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows		(0.06)	1.81
WTI-WCS | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(23.32)
WTI-WCS | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(19.09)
WTI-WCS | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(17.42)
WTI-WCS | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(15.87)
WTI-WCS | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(15.74)
WTI-WCS | Not later than two years | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows		13.54
WTI-WCS | Not later than two years | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows		13.67
WTI-WCS | Later than two years and not later than four years | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows		13.75
WTI-WCS | Later than two years and not later than four years | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows		14.30
Chicago 3-2-1 Crack Spreads (WTI) | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	29.37
Chicago 3-2-1 Crack Spreads (WTI) | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	24.10
Chicago 3-2-1 Crack Spreads (WTI) | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	22.12
Chicago 3-2-1 Crack Spreads (WTI) | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	21.70
Chicago 3-2-1 Crack Spreads (WTI) | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	21.67
Chicago 3-2-1 Crack Spreads (WTI) | Not later than two years | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows		14.87
Chicago 3-2-1 Crack Spreads (WTI) | Not later than two years | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows		18.44
Chicago 3-2-1 Crack Spreads (WTI) | Later than two years and not later than four years | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows		14.68
Chicago 3-2-1 Crack Spreads (WTI) | Later than two years and not later than four years | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows		16.81
Group 3 3-2-1 Crack Spreads (WTI) | Not later than two years | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows | $ / barrel			11.56
Group 3 3-2-1 Crack Spreads (WTI) | Not later than two years | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows | $ / barrel			13.23
Group 3 3-2-1 Crack Spreads (WTI) | Later than two years and not later than four years | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows | $ / barrel			11.79
Group 3 3-2-1 Crack Spreads (WTI) | Later than two years and not later than four years | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows | $ / barrel			16.58